Income Taxes (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax asset
Accrued expenses and other	$ 21,898
Depreciation	1,323,599
Stock based compensation	22,320
Loss carryforwards	2,675,488	79,953
Total deferred tax assets	4,043,305	79,953
Valuation allowance	(2,817,186)
Net deferred tax asset	1,226,119	79,953
Deferred tax liability
Debt discount	(1,226,119)
Depreciation		(151,247)
Total deferred tax liability		$ (71,294)